UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Man Investments (CH) AG
Address: Etzelstrasse 27
         CH-8808 Pfaffikon SZ

CH-8808 Pfaffikon SZ, Switzerland

13F File Number:  028-14880

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Witschi & Urs Gruter
Title:     Head of Swiss Compliance & Head of Swiss Finance
Phone:     41 55 417 60 00

Signature, Place, and Date of Signing:

 /s/ Thomas Witschi /s/ Urs Gruter     Pfaffikon, Switzerland     May 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $116,916 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      NOTE 3.950% 8/1  008252AL2     2750  2500000 PRN      DEFINED               2500000        0        0
ALPHA NATURAL RESOURCES INC    NOTE 2.375% 4/1  02076XAA0     3170  3500000 PRN      DEFINED               3500000        0        0
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3     4348  4250000 PRN      DEFINED               4250000        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2     4863  4750000 PRN      DEFINED               4750000        0        0
AVIS BUDGET GROUP              NOTE 3.500%10/0  053774AB1      593   500000 PRN      DEFINED                500000        0        0
CEMEX SAB DE CV                NOTE 4.875% 3/1  151290AV5     4483  4750000 PRN      DEFINED               4750000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9     4596  5000000 PRN      DEFINED               5000000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4     7040  3750000 PRN      DEFINED               3750000        0        0
GENERAL CABLE CORP DEL NEW     FRNT 4.500%11/1  369300AL2     3949  3750000 PRN      DEFINED               3750000        0        0
GILEAD SCIENCES INC            NOTE 1.000% 5/0  375558AN3     7354  6000000 PRN      DEFINED               6000000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9      749   750000 PRN      DEFINED                750000        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2     5831  5000000 PRN      DEFINED               5000000        0        0
INTERNATIONAL GAME TECHNOLOG   NOTE 3.250% 5/0  459902AQ5     5688  5000000 PRN      DEFINED               5000000        0        0
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7     4510  4750000 PRN      DEFINED               4750000        0        0
KNIGHT CAP GROUP INC           NOTE 3.500% 3/1  499005AE6     4095  4250000 PRN      DEFINED               4250000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     4821  4500000 PRN      DEFINED               4500000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8     5047  5000000 PRN      DEFINED               5000000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     6016  5750000 PRN      DEFINED               5750000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2      549   500000 PRN      DEFINED                500000        0        0
NETAPP INC                     NOTE 1.750% 6/0  64110DAB0     1454  1000000 PRN      DEFINED               1000000        0        0
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AH9     5349  4250000 PRN      DEFINED               4250000        0        0
OMNICOM GROUP INC              NOTE 7/0         682134AA9     4355  4000000 PRN      DEFINED               4000000        0        0
ONYX PHARMACEUTICALS INC       NOTE 4.000% 8/1  683399AB5      314   250000 PRN      DEFINED                250000        0        0
PIONEER NAT RES CO             NOTE 2.875% 1/1  723787AH0      482   250000 PRN      DEFINED                250000        0        0
SALESFORCE COM INC             NOTE 0.750% 1/1  79466LAB0      935   500000 PRN      DEFINED                500000        0        0
SBA COMMUNICATIONS CORP        NOTE 1.875% 5/0  78388JAN6     5352  4250000 PRN      DEFINED               4250000        0        0
STERLITE INDS INDIA LTD        NOTE 4.000%10/3  859737AB4     6079  6500000 PRN      DEFINED               6500000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     5619  5000000 PRN      DEFINED               5000000        0        0
TRINITY INDS INC               NOTE 3.875% 6/0  896522AF6      545   500000 PRN      DEFINED                500000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8      889   750000 PRN      DEFINED                750000        0        0
XILINX INC                     NOTE 2.625% 6/1  983919AF8     5091  3750000 PRN      DEFINED               3750000        0        0